Lease Liability	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease Liability [Text Block]
16. Lease Liability

	Dec. 31, 2019	Dec. 31, 2018
Total minimum lease payments - lease liabilities	$88,096	$78,174
Effect of discounting	(6,149)	(3,939)
Present value of minimum lease payments	81,947	74,235
Less: current portion	(32,781)	(20,472)
	$49,166	$53,763

Minimum payments under leases:
Less than 12 months	$27,557	$18,448
13 - 36 months	48,503	40,615
37 - 60 months	7,798	19,111
More than 60 months	4,238	-
	$88,096	$78,174

The Group has entered into leases for its Peru, Manitoba and Arizona business units which expire between 2020 and 2043. The interest rates on leases which were capitalized have implicit interest rates between 1.95% to 5.13%, per annum. The range of interest rates utilized for discounting varies depending mostly on the Hudbay Group entity acting as lessee and duration of the lease. For certain leases, the Group has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. The Group's obligations under these leases are secured by the lessor's title to the leased assets. The present value of applicable lease payments has been recognized as a ROU asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a lease liability.

There are no restrictions placed on the Group by entering into these leases.

The following outlines expenses recognized within the Company's consolidated income statement for the periods ended December 31, 2019, relating to leases for which a recognition exemption was applied.

Year ended Dec. 31, 2019
Short-term leases	$45,745
Low value leases	92
Variable leases	56,152
Total	$101,989

Payments made for short term, low value and variable leases would mostly be captured as expenses in the consolidated income statements, however, certain amounts may be capitalized to PP&E for the Arizona business unit during its development phase and certain amounts may be reported in inventories given the timing of sales. Variable consideration leases include equipment used for heavy civil works at Constancia.